Unaudited Condensed Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Apr. 26, 2020
Balance (in Shares) at Apr. 26, 2020
Sale of Class B common stock to Sponsor		$ 575	24,425		25,000
Sale of Class B common stock to Sponsor (in Shares)		5,750,000
Cancellation of Class B shares		$ (72)	72
Cancellation of Class B shares (in Shares)		(718,750)
Sale of Class A common stock to public, net of offering cost	$ 2,013		180,805,697		180,807,710
Sale of Class A common stock to public, net of offering cost (in Shares)	20,125,000
Sale of Class A private placement units	$ 63		6,008,687		6,008,750
Sale of Class A private placement units (in Shares)	632,500
Class A common stock subject to possible redemption	$ (2,013)		(186,838,881)	(14,409,641)	(201,250,535)
Class A common stock subject to possible redemption (in Shares)	(20,125,000)
Net income (loss)				(1,784,919)	(1,784,919)
Balance at Dec. 31, 2020	$ 63	$ 503		(16,194,560)	(16,193,994)
Balance (in Shares) at Dec. 31, 2020	632,500	5,031,250
Net income (loss)			21,546	3,118,372	3,139,918
Change in shares subject to redemption			(21,546)		21,546
Change in shares subject to redemption (in Shares)
Balance at Jun. 30, 2021	$ 63	$ 503		(13,076,188)	(13,075,622)
Balance (in Shares) at Jun. 30, 2021	632,500	5,031,250
Balance at Dec. 31, 2020	$ 63	$ 503		(16,194,560)	(16,193,994)
Balance (in Shares) at Dec. 31, 2020	632,500	5,031,250
Net income (loss)			28,388	4,619,497	4,647,885
Change in shares subject to redemption			(28,388)		(28,388)
Change in shares subject to redemption (in Shares)
Balance at Dec. 31, 2021	$ 63	$ 503		(11,575,063)	(11,574,497)
Balance (in Shares) at Dec. 31, 2021	632,500	5,031,250
Reversal of portion of deferred underwriting commission				4,021,875	4,021,875
Net income (loss)			395,406	(904,631)	(509,225)
Change in shares subject to redemption			(395,406)		(395,406)
Change in shares subject to redemption (in Shares)
Balance at Jun. 30, 2022	$ 63	$ 503		$ (8,457,819)	$ (8,457,253)
Balance (in Shares) at Jun. 30, 2022	632,500	5,031,250